SoFi Weekly Income ETF

SCHEDULE OF INVESTMENTS at November 30, 2020 (Unaudited)

Asset Backed Securities - 2.0%	Principal Amout	Value
Applebee's Funding, LLC / IHOP Funding, LLC, Series 2019-1A, Class A2I
4.194%, 6/07/49	$260,000	$255,501
ServiceMaster Funding, LLC, Series 2020-1, Class A2II
3.337%, 1/30/51	150,000	151,597
Total Asset Backed Securities
(Cost $402,200)		407,098

Convertible Bonds - 2.3%
Computers - 1.5%
Western Digital Corp.
1.500%, 2/01/24 (4)	309,000	303,547

Pharmaceuticals - 0.8%
Teva Pharmaceutical Finance Co., LLC
0.250%, 2/01/26	164,000	163,066
Total Convertible Bonds
(Cost $463,054)		466,613

Corporate Bonds - 87.6%
Aerospace & Defense - 0.9%
Howmet Aerospace, Inc.
6.875%, 5/01/25	150,000	174,893

Airlines - 2.4%
Delta Air Lines, Inc.
7.375%, 1/15/26	275,000	309,536
Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, 6/20/27	170,000	184,662
		494,198
Auto Manufacturers - 1.7%
Ford Motor Co.
8.500%, 4/21/23	318,000	356,969

Auto Parts & Equipment - 1.3%
Meritor, Inc.
6.250%, 2/15/24	260,000	265,915

Banks - 5.4%
The Bank of New York Mellon Corp.
3.647% (3 Month LIBOR USD + 3.420%), 3/20/21 (1)(3)	200,000	200,909
CIT Group, Inc.
5.000%, 8/15/22	280,000	298,253
Citizens Financial Group, Inc.
6.000% (3 Month LIBOR USD + 3.003%), 7/06/23 (1)(2)(3)	290,000	287,969
Fifth Third Bancorp
4.500% (5 Year CMT Rate + 4.215%), 9/30/25 (1)(2)(3)	100,000	104,000
Natwest Group PLC
6.000% (5 Year CMT Rate + 5.625%), 12/29/25 (1)(2)(3)	200,000	219,300
		1,110,431
Chemicals - 1.6%
CF Industries, Inc.
3.450%, 6/01/23	120,000	126,205
4.500%, 12/01/26	75,000	89,111
Valvoline, Inc.
4.375%, 8/15/25	100,000	103,506
		318,822
Computers - 1.1%
Genpact Luxembourg Sarl
3.700%, 4/01/22 (4)	59,000	60,251
3.375%, 12/01/24	150,000	163,946
		224,197
Diversified Financial Services - 8.7%
AerCap Holdings N.V.
5.875% (5 Year CMT Rate + 4.535%), 10/10/79 (1)(2)	150,000	142,027
AerCap Ireland Capital D.A.C / AerCap Global Aviation Trust
4.500%, 9/15/23	150,000	160,717
Air Lease Corp.
3.375%, 7/01/25	145,000	153,116
Aircastle Ltd.
4.125%, 5/01/24	150,000	154,639
American Express Co.
3.649% (3 Month LIBOR USD + 3.428%), 2/15/21 (1)(3)	150,000	148,125
Aviation Capital Group, LLC
5.500%, 12/15/24	154,000	165,039
Avolon Holdings Funding Ltd.
4.250%, 4/15/26	85,000	88,435
BGC Partners, Inc.
4.375%, 12/15/25	100,000	104,833
Blackstone / GSO Secured Lending Fund
3.625%, 1/15/26	150,000	153,661
Navient Corp.
5.500%, 1/25/23	260,000	270,562
OneMain Finance Corp.
8.250%, 10/01/23	150,000	170,422
SLM Corp.
4.200%, 10/29/25	70,000	73,500
		1,785,076

Electric - 1.5%
NextEra Energy Operating Partners L.P.
4.250%, 9/15/24	144,000	152,460
TransAlta Corp.
4.500%, 11/15/22	150,000	155,307
		307,767
Electrical Components & Equipment - 1.4%
EnerSys
5.000%, 4/30/23	270,000	283,331

Energy - Alternate Sources - 1.5%
TerraForm Power Operating, LLC
4.250%, 1/31/23	302,000	312,381

Environmental Control - 1.4%
Stericycle, Inc.
5.375%, 7/15/24	275,000	286,688

Food - 0.7%
Post Holdings, Inc.
5.000%, 8/15/26	145,000	150,689

Hand & Machine Tools - 0.6%
Colfax Corp.
6.000%, 2/15/24	110,000	114,263

Healthcare - Products - 1.4%
Hologic, Inc.
3.250%, 2/15/29	275,000	279,984

Healthcare - Services - 2.0%
HCA, Inc.
5.875%, 5/01/23	135,000	147,853
Magellan Health, Inc.
4.900%, 9/22/24 (4)	250,000	263,411
		411,264
Home Builders - 0.8%
LGI Homes, Inc.
6.875%, 7/15/26	150,000	157,875

Insurance - 2.7%
Allianz SE
3.500% (5 Year CMT Rate + 2.973%), 11/17/25 (1)(2)(3)	200,000	202,540
NMI Holdings, Inc.
7.375%, 6/01/25	325,000	360,280
		562,820
Internet - 0.7%
NortonLifeLock, Inc.
5.000%, 4/15/25	146,000	149,081

Investment Companies - 7.3%
BlackRock TCP Capital Corp.
3.900%, 8/23/24	175,000	181,313
FS KKR Capital Corp.
4.705%, 5/15/22	270,000	278,965
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
6.250%, 2/01/22	270,000	272,124
Main Street Capital Corp.
5.200%, 5/01/24	250,000	266,632
Owl Rock Capital Corp.
4.250%, 1/15/26	150,000	155,262
Prospect Capital Corp.
5.875%, 3/15/23	180,000	189,202
Sixth Street Specialty Lending, Inc.
3.875%, 11/01/24	150,000	154,238
		1,497,736
Lodging - 2.1%
Marriott International, Inc.
5.750%, 5/01/25	240,000	278,189
Wyndham Destinations, Inc.
3.900%, 3/01/23	152,000	154,565
		432,754
Media - 3.4%
AMC Networks, Inc.
5.000%, 4/01/24	260,000	264,646
Quebecor Media, Inc.
5.750%, 1/15/23	150,000	162,525
Sirius XM Radio, Inc.
4.625%, 7/15/24	260,000	269,654
		696,825
Mining - 0.6%
Freeport-McMoRan, Inc.
4.550%, 11/14/24	115,000	125,911

Miscellaneous Manufacturers - 0.8%
General Electric Co.
5.000% (3 Month LIBOR USD + 3.330%), 1/21/21 (1)(2)(3)	185,000	164,976

Oil & Gas - 7.5%
Apache Corp.
4.625%, 11/15/25	300,000	312,285
Cenovus Energy, Inc.
5.375%, 7/15/25	250,000	275,321
Continental Resources, Inc.
4.500%, 4/15/23	270,000	277,244
EQT Corp.
7.875%, 2/01/25 (4)	245,000	280,867
Occidental Petroleum Corp.
5.100%, 10/10/36 (5)(6)	598,000	271,342
WPX Energy, Inc.
5.750%, 6/01/26	118,000	124,372
		1,541,431

Packaging & Containers - 3.9%
Berry Global, Inc.
4.875%, 7/15/26	258,000	274,178
Graphic Packaging International, LLC
4.125%, 8/15/24	230,000	244,063
Sealed Air Corp.
5.500%, 9/15/25	145,000	163,018
Silgan Holdings, Inc.
4.750%, 3/15/25	110,000	112,750
		794,009
Pharmaceuticals - 1.4%
Elanco Animal Health, Inc.
5.272%, 8/28/23 (4)	260,000	282,968

Pipelines - 7.3%
DCP Midstream Operating L.P.
3.875%, 3/15/23	148,000	152,070
Enable Midstream Partners L.P.
3.900%, 5/15/24 (4)	150,000	150,893
EnLink Midstream Partners LP
4.400%, 4/01/24	160,000	154,592
Enterprise Products Operating, LLC
4.875% (3 Month LIBOR USD + 2.986%), 8/16/77 (1)(2)	176,000	163,572
NuStar Logistics L.P.
4.750%, 2/01/22	295,000	299,425
Plains All American Pipeline L.P. / PAA Finance Corp.
3.600%, 11/01/24	150,000	156,942
Transcanada Trust
5.625% (3 Month LIBOR USD + 3.528%), 5/20/75 (1)(2)	144,000	153,270
Western Midstream Operating L.P.
4.000%, 7/01/22	250,000	254,844
		1,485,608
Private Equity - 1.3%
Owl Rock Technology Finance Corp.
4.750%, 12/15/25	250,000	256,548

Real Estate - 0.8%
Newmark Group, Inc.
6.125%, 11/15/23	142,000	154,358

Real Estate Investment Trusts (REITs) - 5.8%
Iron Mountain, Inc.
4.875%, 9/15/27	250,000	259,789
iStar, Inc.
4.750%, 10/01/24	154,000	154,273
Mack-Cali Realty L.P.
3.150%, 5/15/23	305,000	303,588
Office Properties Income Trust
4.500%, 2/01/25	125,000	129,706
Service Properties Trust
4.650%, 3/15/24	350,000	338,406
		1,185,762

Retail - 1.4%
Macy's, Inc.
8.375%, 6/15/25	120,000	130,967
QVC, Inc.
4.850%, 4/01/24	150,000	158,437
		289,404
Semiconductors - 3.3%
Amkor Technology, Inc.
6.625%, 9/15/27	240,000	260,700
ON Semiconductor Corp.
3.875%, 9/01/28	148,000	152,625
Qorvo, Inc.
4.375%, 10/15/29	252,000	272,059
		685,384
Telecommunications - 2.9%
Level 3 Financing, Inc.
5.375%, 1/15/24	150,000	151,597
Qwest Corp.
6.750%, 12/01/21	260,000	273,675
Sprint Corp.
7.875%, 9/15/23	150,000	173,189
		598,461
Total Corporate Bonds
(Cost $17,562,630)		17,938,779

Mortgage Backed Securities - 0.8%
Federal National Mortgage Association Interest Strips
4.000%, 1/25/48	2,161,419	156,680
Total Mortgage Backed Securities
(Cost $148,549)		156,680

Municipal Bonds - 0.7%
Metropolitan Transportation Authority
5.000%, 9/01/22	150,000	156,446
Total Municipal Bonds
(Cost $154,733)		156,446

	Shares
Preferred Stocks - 2.0%
Banks - 1.4%
U.S. Bancorp
3.750%, 1/15/26 (3)	11,000	273,240

Diversified Financial Services - 0.6%
Brookfield Finance, Inc.
4.625%, 10/16/25	5,000	126,800
Total Preferred Stocks
(Cost $400,000)		400,040

Short-Term Investments - 5.3%
Money Market Funds - 5.3%
First American Treasury Obligations Fund, Class X, 0.046% (7)	1,092,086	1,092,086
Total Short-Term Investments
(Cost $1,092,086)		1,092,086

Total Investments in Securities - 100.7%
(Cost $20,223,252)		20,617,742
Liabilities in Excess of Other Assets - (0.7)%		(139,425)
Total Net Assets - 100.0%		$20,478,317

CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
USD	United States Dollar
(1)	Variable rate security; rate shown is the rate in effect on November 30, 2020. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(2)	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on November 30, 2020. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(3)	Perpetual call date security. Date shown is next call date.
(4)	Step-up bond; the interest rate shown is the rate in effect as of November 30, 2020.
(5)	Rate represents the annualized effective yield to maturity from the purchase price.
(6)	Zero coupon security.
(7)	The rate shown is the annualized seven-day effective yield as of November 30, 2020.

Summary of Fair Value Exposure at November 30, 2020 (Unaudited)

The SoFi Weekly Income ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$407,098	$–	$407,098
Convertible Bonds (1)	-	466,613	-	466,613
Corporate Bonds (1)	-	17,938,779	-	17,938,779
Mortgage Backed Securities	-	156,680	-	156,680
Municipal Bonds	-	156,446	-	156,446
Preferred Stocks (1)	400,040	-	-	400,040
Short-Term Investments	1,092,086	-	-	1,092,086
Total Investments in Securities	$1,492,126	$19,125,616	$–	$20,617,742

(1) See Schedule of Investments for industry breakout.